EMPLOYEE BENEFIT PLANS	12 Months Ended
Jan. 30, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
Dollar Tree Profit Sharing and 401(k) Retirement Plan
The Company maintains a defined contribution profit sharing and 401(k) plan which is available to all United States-based Dollar Tree employees over 21 years of age who have completed one year of service in which they have worked at least 1,000 hours.  Eligible employees may make elective salary deferrals.  The Company may make contributions at its discretion.
Contributions to and reimbursements by the Company of expenses of the plan included in "Selling, general and administrative expenses" in the accompanying consolidated income statements were as follows:

Year ended January 30, 2016	$36.6 million
Year ended January 31, 2015	$41.1 million
Year ended February 1, 2014	$35.8 million

Eligible employees vest in the Company’s profit sharing contributions based on the following schedule:

•	20% after two years of service
•	40% after three years of service
•	60% after four years of service
•	100% after five years of service

All eligible employees are immediately vested in any Company match contributions under the 401(k) portion of the plan.
Family Dollar 401(k) Retirement Plan
The Company maintains a defined contribution 401(k) plan which is available to all eligible Family Dollar employees. The Company may make contributions at its discretion. Contributions to and reimbursements by the Company of expenses of the plan included in "Selling, general and administrative expenses" in the accompanying consolidated income statements were $6.2 million for the year ended January 30, 2016.
Dollar Tree Deferred Compensation Plan
The Company has a deferred compensation plan which provides certain Dollar Tree officers and executives the ability to defer a portion of their base compensation and bonuses and invest their deferred amounts.  The plan is a nonqualified plan and the Company may make discretionary contributions.  The deferred amounts and earnings thereon are payable to participants, or designated beneficiaries, at specified future dates, or upon retirement or death.  Total cumulative participant deferrals and earnings were approximately $5.2 million and $5.5 million, respectively, at January 30, 2016 and January 31, 2015, and are included in "Other liabilities" on the accompanying consolidated balance sheets.  The related assets are included in "Other assets" on the accompanying consolidated balance sheets.  The Company did not make any discretionary contributions in the years ended January 30, 2016, January 31, 2015, or February 1, 2014.
Family Dollar Deferred Compensation Plan
The Company has a deferred compensation plan which provides certain Family Dollar officers and executives the ability to defer a portion of their base compensation and bonuses and invest their deferred amounts. The plan is a nonqualified plan and the Company does not make contributions to this plan or guarantee earnings. The deferred amounts and earnings thereon are payable to participants, or designated beneficiaries, at either specified future dates, or upon separation of service or death. Total cumulative participant deferrals and earnings were approximately $15.9 million at January 30, 2016.